Financial and Capital Risk Management and Fair Value Measurement - Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement (Detail) - GBP (£)
£ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Undiscounted contingent liability for future payments	£ 80,000
Weighted average cost of capital [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Weighted average cost of capital	15.30%	15.30%
Percentage of increase decrease in sensitivity analysis affecting input to fair value	1.00%	1.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 38,000	£ 18,000
Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Percentage of increase decrease in sensitivity analysis affecting input to fair value	10.00%	10.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 400	£ 900
Bottom of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	15.80%	28.00%
Top of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	95.00%	95.00%